Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 7	$ 45	$ 36
Prepaid expenses and other current assets	28	28	40
Total current assets	35	73	76
Total current assets	35	73	76
Property and equipment, net	6	17	44
Software development costs, net (Note 3)	1,092	1,018	845
Total assets	1,133	1,108	965
Current liabilities
Accounts payable and accrued expenses	2,103	2,108	1,513
Deposits on common stock subscriptions (Note 4)	131	131	131
Total assets	1,133	1,108	965
Stockholder payable (Note 5)	7,685	7,026	5,575
Note payable (Note 6)	390	330	0
Note payable - related party (Note 7)	1,691	1,285	1,285
Interest payable - related party (Note 7)	271	236	171
Total current liabilities	12,271	11,116	8,675
Total liabilities	12,271	11,116	8,675
Commitments and contingencies (Note 9)
Total current liabilities	12,271	11,116	8,675
Stockholders' deficit (Note 4)
Common stock, no par value; 200,000,000 shares authorized; 51,143,634 and 51,128,298 shares outstanding at December 31, 2021 and December 31, 2020, respectively	16,544	16,501	16,424
Total liabilities	12,271	11,116	8,675
Non-controlling interest	(2,577)	(2,560)	(2,457)
Accumulated deficit	(25,105)	(23,949)	(21,677)
Total stockholders' deficit	(11,138)	(10,008)	(7,710)
Total liabilities and stockholders' deficit	1,133	1,108	965
Total stockholders' deficit	(11,138)	(10,008)	(7,710)
Total liabilities and stockholders' deficit	$ 1,133	$ 1,108	$ 965